Label	Element	Value
Invesco EQV Emerging Markets All Cap Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco EQV Emerging Markets All Cap Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Effective June 23, 2025:

1.	The following information is removed from the “Principal Investment Strategies of the Fund” and “Objective(s) and Strategies” sections of the Summary and Statutory Prospectuses:

The Fund invests primarily in securities of issuers that are considered by the Fund's portfolio managers to have potential for earnings or revenue growth.

2.	The following information replaces the last three paragraphs under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses and the twelfth through fourteenth paragraphs under the heading “Objective(s) and Strategies” in the Statutory Prospectus:

In selecting investments for the Fund, the portfolio managers evaluate investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development, and competitive position in its industry. The portfolio managers seek to take advantage of inefficiencies in the market and to buy shares of companies that they believe are trading below their intrinsic value. The portfolio managers seek to hold a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. The portfolio managers may invest in companies of different capitalization ranges in any developing market country. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Effective on or about August 22, 2025:

1.	The Fund is renamed “Invesco Emerging Markets ex-China Fund.”

2.	The following information regarding the Fund’s new 80% investment policy replaces in its entirety similar information appearing in the strategies sections of the Fund’s Summary and Statutory Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, excluding China, and in derivatives and other instruments that have economic characteristics similar to such securities.

3.	The following information regarding the Fund’s investments in China is removed from the strategies sections of the Fund’s Summary and Statutory Prospectuses:

The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).

Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock
5.	The MSCI Emerging Markets ex China Index is added as the Fund’s style-specific benchmark. Accordingly, the following information is added to the Average Annual Total Returns table appearing under the heading “Performance Information” in the Fund’s Summary and Statutory Prospectuses:

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION FOR:

Invesco EQV Emerging Markets All Cap Fund

(the “Fund”)

Important Notice Regarding Changes in Fund Name and Investment Strategies

The purpose of this supplement is to provide you notice of changes to the current Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.

The Board of Trustees (the “Board”) of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) approved changes to the name (renaming the Fund “Invesco Emerging Markets ex-China Fund”) and 80% investment policy of the Fund to reflect the Fund’s revised focus as an emerging markets, excluding China, fund. Shareholders of the Fund should be aware that the changes outlined below will be effectuated on June 23, 2025 or on or about August 22, 2025, as applicable.

In connection with these changes, the Fund may experience a higher than normal portfolio turnover rate, which may result in increased transaction costs and potentially increased capital gain distributions to shareholders.

Invesco EQV Emerging Markets All Cap Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	“Growth Investing Risk” is removed from the Summary and Statutory Prospectuses.
Invesco EQV Emerging Markets All Cap Fund | Asia Pacific Region Risk (ex-Japan) [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The risk factor titled “Asia Pacific Region Risk (ex-Japan)” is removed from the Fund’s Summary and Statutory Prospectuses.
MSCI Emerging Markets ex China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.73%